Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total Assets	$ 3,265.2	$ 3,320.3
Total liabilities	662.9	639.1
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Total Assets	1,569.4	1,580.9
Total liabilities	272.3	243.4
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Total Assets	366.9	356.5
Total liabilities	95.4	100.3
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Total Assets	876.2	849.6
Total liabilities	236.3	222.5
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Total Assets	35.9	111.4
Total liabilities	5.9	24.3
Corporate and other [Member]
Disclosure of operating segments [line items]
Total Assets	416.8	421.9
Total liabilities	$ 53.0	$ 48.6